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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund
ING SPorts International Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 97.2%
		Aerospace/Defense: 4.1%
$50,000		McDonnell Douglas Corp., 9.750%, due 04/01/12	$58,227
150,000	C	United Technologies Corp., 6.100%, due 05/15/12	161,711
			219,938
		Banks: 17.0%
149,000		Bank of America Corp., 7.400%, due 01/15/11	153,014
150,000		Capital One Financial Corp., 7.375%, due 05/23/14	154,834
150,000		Citigroup, Inc., 5.250%, due 02/27/12	146,564
200,000		Goldman Sachs Group, Inc., 5.250%, due 10/15/13	204,313
50,000		Goldman Sachs Group, Inc., 6.600%, due 01/15/12	53,267
150,000		JPMorgan Chase & Co., 5.375%, due 01/15/14	151,161
50,000		JPMorgan Chase & Co., 5.750%, due 01/02/13	51,604
			914,757
		Beverages: 2.5%
142,000	C	Anheuser-Busch Cos., Inc., 5.050%, due 10/15/16	136,634
			136,634
		Chemicals: 3.8%
150,000	C	Dow Chemical Co., 7.600%, due 05/15/14	154,656
50,000	C	EI Du Pont de Nemours & Co., 4.875%, due 04/30/14	52,265
			206,921
		Computers: 3.6%
31,000	C	Hewlett-Packard Co., 5.400%, due 03/01/17	32,280
150,000	C	International Business Machines Corp., 5.700%, due 09/14/17	159,511
			191,791
		Diversified Financial Services: 9.7%
100,000		American Express Credit Corp., 5.875%, due 05/02/13	99,381
50,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	52,462
50,000		Caterpillar Financial Services Corp., 5.850%, due 09/01/17	50,992
60,000		General Electric Capital Corp., 1.177%, due 01/20/10	59,657
90,000		General Electric Capital Corp., 5.450%, due 01/15/13	92,442
100,000		General Electric Capital Corp., 5.625%, due 05/01/18	94,739
100,000		International Lease Finance Corp., 5.625%, due 09/20/13	75,612
			525,285
		Electric: 2.9%
50,000	C	Consolidated Edison Co. of New York, Inc., 5.500%, due 09/15/16	52,426
102,000	C	Public Service Co. of Oklahoma, 6.150%, due 08/01/16	104,361
			156,787
		Food: 6.7%
150,000	C	Campbell Soup Co., 4.500%, due 02/15/19	147,750
100,000	C	Kroger Co., 6.750%, due 04/15/12	108,184
100,000	C	Safeway, Inc., 6.350%, due 08/15/17	105,845
			361,779
		Healthcare - Services: 2.9%
150,000	C	WellPoint, Inc., 5.000%, due 01/15/11	153,850
			153,850
		Household Products/Wares: 2.0%
100,000	C	Clorox Co., 5.450%, due 10/15/12	105,971
			105,971
		Insurance: 2.2%
150,000	C	Genworth Financial, Inc., 5.650%, due 06/15/12	120,077
			120,077
		Machinery - Construction & Mining: 4.3%
200,000	C	Caterpillar, Inc., 7.900%, due 12/15/18	231,063
			231,063
		Machinery - Diversified: 1.1%
50,000		Deere & Co., 6.950%, due 04/25/14	56,769
			56,769
		Media: 6.8%
150,000	C	Comcast Corp., 5.900%, due 03/15/16	155,377
200,000	C	Time Warner, Inc., 6.750%, due 04/15/11	209,401
			364,778

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

Principal Amount				Value
		Mining: 1.9%
$100,000	@@	BHP Billiton Finance Ltd., 5.125%, due 03/29/12		$105,106
				105,106
		Oil & Gas: 3.5%
100,000	C	Apache Corp., 5.250%, due 04/15/13		105,134
85,000	C	XTO Energy, Inc., 4.900%, due 02/01/14		86,090
				191,224
		Pipelines: 4.9%
150,000	#, C	Colonial Pipeline Co., 7.750%, due 11/01/10		160,260
100,000		Consolidated Natural Gas Co., 6.000%, due 10/15/10		103,280
				263,540
		Retail: 4.9%
50,000	C	McDonald’s Corp., 5.000%, due 02/01/19		51,357
150,000	C	Target Corp., 5.875%, due 07/15/16		162,623
50,000		Wal-Mart Stores, Inc., 4.550%, due 05/01/13		52,439
				266,419
		Savings & Loans: 2.8%
150,000		Golden West Financial Corp., 4.750%, due 10/01/12		152,075
				152,075
		Telecommunications: 9.6%
50,000	C	AT&T, Inc., 5.300%, due 11/15/10		51,928
150,000	C	BellSouth Corp., 5.200%, due 09/15/14		156,333
50,000		Cisco Systems, Inc., 4.950%, due 02/15/19		50,092
100,000		Verizon Communications, Inc., 3.750%, due 05/20/11		99,906
150,000	C	Verizon New England, Inc., 6.500%, due 09/15/11		159,745
				518,004
		Total Corporate Bonds/Notes (Cost $5,104,247)		5,242,768
ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.4%
75,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37		20,225
		Total Asset-Backed Securities (Cost $74,996)		20,225
		Total Investments in Securities (Cost $5,179,243)*	97.6%	$5,262,993
		Other Assets and Liabilities - Net	2.4	131,061
		Net Assets	100.0%	$5,394,054

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is $5,179,243.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$203,098
		Gross Unrealized Depreciation		(119,348)
		Net Unrealized Appreciation		$83,750

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Corporate Bonds/Notes	$—	$5,242,768	$—
Asset-Backed Securities	—	20,225	—
Total	$—	$5,262,993	$—

Other Financial Instruments**
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 6.8%
			Cayman Islands: 0.0%
$7,000		C, S	XL Capital, Ltd., 6.500%, due 12/31/49	$3,434
				3,434
			Germany: 3.3%
300,000		S	Kreditanstalt fuer Wiederaufbau, 3.125%, due 11/15/10	308,377
				308,377
			United Kingdom: 0.3%
60,000		C, S	HSBC Bank PLC, 1.288%, due 06/29/49	28,500
				28,500
			United States: 3.2%
26,000		S	Citigroup, Inc., 5.250%, due 02/27/12	25,404
42,000		C, S	Commonwealth Edison Co., 6.950%, due 07/15/18	42,571
15,057		#, C, S	CVS Lease Pass-through, 6.036%, due 12/10/28	12,900
51,000		S	General Electric Capital Corp., 2.200%, due 06/08/12	51,297
52,000		S	General Electric Capital Corp., 2.250%, due 03/12/12	52,494
100,000		S	Morgan Stanley, 2.250%, due 03/13/12	100,946
13,000		S	Wachovia Bank NA, 6.600%, due 01/15/38	12,713
				298,325
			Total Corporate Bonds/Notes
			(Cost $656,394)	638,636
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
			Federal National Mortgage Association##: 0.0%
964		S	0.664%, due 08/25/33	948
			Total U.S. Government Agency Obligations
			(Cost $955)	948
ASSET-BACKED SECURITIES: 0.7%
			United States: 0.7%
24,456		C, S	Ameriquest Mortgage Securities, Inc., 1.664%, due 02/25/33	13,721
184,000		C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	49,620
			Total Asset-Backed Securities
			(Cost $205,116)	63,341
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%
			United States: 0.5%
12,359		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.878%, due 08/25/34	11,162
53,675		C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.775%, due 04/25/36	39,720
			Total Collateralized Mortgage Obligations
			(Cost $64,332)	50,882
OTHER BONDS: 32.2%
			France: 4.6%
EUR	300,000	S	French Treasury Note, 3.000%, due 01/12/11	432,416
				432,416
			Germany: 11.6%
EUR	160,000	S	Bundesrepublik Deutschland, 3.750%, due 01/04/19	232,085
EUR	200,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/18	301,899
EUR	230,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/39	326,165
EUR	150,000	S	Bundesschatzanweisungen, 4.000%, due 09/10/10	217,889
				1,078,038
			Italy: 9.5%
EUR	595,000	S	Italy Buoni Poliennali Del Tesoro, 5.500%, due 11/01/10	881,343
				881,343
			Spain: 4.6%
EUR	300,000		Spain Government International Bond, 3.250%, due 07/30/10	430,771
				430,771
			United Kingdom: 1.9%
GBP	100,000	S	United Kingdom Gilt, 4.750%, due 12/07/38	173,980
				173,980
			Total Other Bonds
			(Cost $2,758,730)	2,996,548

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.2%
		United States: 0.2%
26	#, P, S	Zurich RegCaPS Funding Trust		$15,754
		Total Preferred Stock
		(Cost $24,700)		15,754
		Total Investments in Securities
		(Cost $3,710,227)*	40.4%	$3,766,109
		Other Assets and Liabilities - Net	59.6	5,552,295
		Net Assets	100.0%	$9,318,404

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	EUR	EU Euro
	GBP	British Pound
	*	Cost for federal income tax purposes is $3,710,227.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$243,664
		Gross Unrealized Depreciation		(187,782)
		Net Unrealized Appreciation		$55,882

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Banks	5.1%
Collateralized Mortgage Obligations	0.5
Diversified Financial Services	1.3
Electric	0.5
Federal National Mortgage Association##	0.0
Foreign Government Bonds	32.2
Home Equity Asset-Backed Securities	0.7
Insurance	0.0
Retail	0.1
Other Assets and Liabilities - Net	59.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Preferred Stock	$—	$15,754	$—
Corporate Bonds/Notes	—	638,636	—
U.S. Government Agency Obligations	—	948	—
Asset-Backed Securities	—	63,341	—
Collateralized Mortgage Obligations	—	50,882	—
Other Bonds	—	2,996,548	—
Total	$—	$3,766,109	$—

Other Financial Instruments**	$87,180	$(51,374)	$—
Total	$87,180	$(51,374)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of May 31, 2009:

Asset Derivatives as of June 30, 2009		Liability Derivatives as of June 30, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Credit contracts	$33,155	Credit contracts	$22,198
Interest rate contracts	90,467	Interest rate contracts	3,287
Foreign exchange contracts	58,134	Foreign exchange contracts	120,465

Total	$181,756		$145,950

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps, purchased and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING SPorts International Fixed Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 466,800	BUY	7/10/09	382,613	375,848	$(6,765)
Australian Dollar
AUD 87,538	BUY	7/10/09	70,000	70,482	482
Australian Dollar
AUD 43,194	BUY	7/10/09	34,000	34,778	778
Australian Dollar
AUD 119,971	BUY	7/10/09	96,000	96,595	595
Australian Dollar
AUD 60,078	BUY	7/10/09	48,000	48,372	372
Australian Dollar
AUD 93,686	BUY	7/10/09	75,000	75,432	432
Australian Dollar
AUD 88,201	BUY	7/10/09	71,000	71,015	15
Brazilian Real
BRL 900,000	BUY	7/23/09	452,261	457,237	4,976
Brazilian Real
BRL 482,783	BUY	7/23/09	244,200	245,274	1,074
Canadian Dollar
CAD 207,000	BUY	7/10/09	191,521	177,974	(13,547)
Canadian Dollar
CAD 84,814	BUY	7/10/09	76,000	72,921	(3,079)
Canadian Dollar
CAD 206,702	BUY	7/10/09	183,000	177,718	(5,282)
Swiss Franc
CHF 216,200	BUY	7/30/09	196,847	199,055	2,208
Swiss Franc
CHF 27,428	BUY	7/30/09	25,000	25,253	253
Swiss Franc
CHF 52,528	BUY	7/30/09	48,000	48,363	363
Chilean Peso
CLP 98,480,004	BUY	7/30/09	185,200	184,991	(209)
Danish Krone
DKK 345,000	BUY	7/30/09	64,472	64,957	485
EU Euro
EUR 1,505,200	BUY	7/10/09	2,155,609	2,111,603	(44,006)
EU Euro
EUR 148,548	BUY	7/10/09	210,000	208,394	(1,606)
EU Euro
EUR 103,705	BUY	7/10/09	146,000	145,485	(515)
EU Euro
EUR 122,978	BUY	7/10/09	172,000	172,522	522
British Pound
GBP 26,872	BUY	7/30/09	44,000	44,210	210
British Pound
GBP 53,700	BUY	7/30/09	89,000	88,345	(655)
Indonesian Rupiah
IDR 918,999,895	BUY	7/30/09	86,535	89,397	2,862
Indian Rupee
INR 4,197,000	BUY	7/30/09	86,358	87,392	1,034
Japanese Yen
JPY 219,586,600	BUY	7/10/09	2,299,384	2,279,679	(19,705)
Japanese Yen
JPY 13,128,710	BUY	7/10/09	137,000	136,298	(702)
Japanese Yen
JPY 10,570,744	BUY	7/10/09	107,000	109,742	2,742

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Japanese Yen
JPY 8,074,794	BUY	7/10/09	84,000	83,830	$(170)
Japanese Yen
JPY 8,061,295	BUY	7/10/09	84,000	83,690	(310)
Japanese Yen
JPY 10,665,715	BUY	7/10/09	112,000	110,728	(1,272)
Japanese Yen
JPY 15,764,282	BUY	7/10/09	165,000	163,660	(1,340)
Japanese Yen
JPY 9,488,705	BUY	7/10/09	99,000	98,509	(491)
Japanese Yen
JPY 22,736,859	BUY	7/10/09	239,000	236,047	(2,953)
Japanese Yen
JPY 2,977,510	BUY	7/10/09	31,000	30,912	(88)
South Korean Won
KRW 15,582,002	BUY	7/30/09	12,212	12,254	42
South Korean Won
KRW 155,820,003	BUY	7/30/09	122,116	122,543	427
South Korean Won
KRW 155,820,003	BUY	7/30/09	122,116	122,543	427
Mexican Peso
MXN 485,000	BUY	7/10/09	36,562	36,774	212
New Zealand Dollar
NZD 52,233	BUY	7/10/09	34,000	33,680	(320)
New Zealand Dollar
NZD 226,431	BUY	7/10/09	140,000	146,005	6,005
New Zealand Dollar
NZD 76,607	BUY	7/10/09	48,000	49,397	1,397
New Zealand Dollar
NZD 40,044	BUY	7/10/09	25,000	25,821	821
New Zealand Dollar
NZD 35,804	BUY	7/10/09	23,000	23,087	87
New Zealand Dollar
NZD 348,617	BUY	7/10/09	220,000	224,793	4,793
Swedish Krona
SEK 2,484,200	BUY	7/30/09	313,003	321,982	8,979
Taiwan New Dollar
TWD 1,889,000	BUY	7/30/09	57,732	57,989	257
					$(60,165)
Australian Dollar
AUD 279,884	SELL	7/10/09	222,000	225,351	$(3,351)
Canadian Dollar
CAD 202,589	SELL	7/10/09	179,000	174,181	4,819
Canadian Dollar
CAD 207,246	SELL	7/10/09	183,000	178,185	4,815
Swiss Franc
CHF 163,300	SELL	7/30/09	151,000	150,351	649
Swiss Franc
CHF 124,456	SELL	7/30/09	115,000	114,587	413
EU Euro
EUR 21,591	SELL	7/10/09	30,000	30,290	(290)
EU Euro
EUR 16,345	SELL	7/10/09	23,000	22,930	70
EU Euro
EUR 34,386	SELL	7/10/09	48,000	48,240	(240)
EU Euro
EUR 130,567	SELL	7/10/09	184,000	183,169	831
EU Euro
EUR 188,685	SELL	7/10/09	264,000	264,702	(702)
EU Euro
EUR 60,192	SELL	7/10/09	84,000	84,441	(441)
EU Euro
EUR 164,375	SELL	7/10/09	228,000	230,597	(2,597)

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 182,981	SELL	7/10/09	255,000	256,699	$(1,699)
EU Euro
EUR 63,259	SELL	7/10/09	89,000	88,744	256
EU Euro
EUR 86,586	SELL	7/10/09	122,000	121,470	530
British Pound
GBP 17,500	SELL	7/30/09	28,720	28,790	(70)
British Pound
GBP 48,720	SELL	7/30/09	80,000	80,153	(153)
British Pound
GBP 26,027	SELL	7/30/09	43,000	42,819	181
Japanese Yen
JPY 11,713,526	SELL	7/10/09	121,000	121,606	(606)
Japanese Yen
JPY 10,804,035	SELL	7/10/09	110,000	112,164	(2,164)
South Korean Won
KRW 155,820,000	SELL	7/30/09	122,116	122,543	(427)
Norwegian Krone
NOK 369,600	SELL	7/30/09	56,874	57,432	(558)
Norwegian Krone
NOK 943,265	SELL	7/30/09	146,000	146,573	(573)
New Zealand Dollar
NZD 87,900	SELL	7/10/09	57,713	56,679	1,034
New Zealand Dollar
NZD 68,527	SELL	7/10/09	45,000	44,187	813
New Zealand Dollar
NZD 133,471	SELL	7/10/09	84,000	86,064	(2,064)
New Zealand Dollar
NZD 115,453	SELL	7/10/09	73,000	74,446	(1,446)
New Zealand Dollar
NZD 138,132	SELL	7/10/09	89,000	89,069	(69)
New Zealand Dollar
NZD 136,671	SELL	7/10/09	89,000	88,127	873
					$(2,166)

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

ING SPorts International Fixed Income Fund Open Futures Contracts on June 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	3	09/15/09	$2,700
Canada 10-Year Bond	3	09/21/09	(1,567)
Euro-Bobl 5-Year	2	09/08/09	3,545
Euro-Bund	10	09/08/09	35,034
Euro-Schatz	3	09/08/09	1,274
Japanese Government Bonds 10-Year Mini	17	09/09/09	43,569
Long Gilt	4	09/28/09	1,649
U.S. Treasury Long Bond	1	09/21/09	2,695
			$88,899
Short Contracts
Australia 3-Year Bond	4	09/15/09	$(563)
U.S. Treasury 10-Year Note	3	09/21/09	(1,156)
			$(1,719)

PORTFOLIO OF INVESTMENTS
ING SPorts International Fixed Income Fund	as of June 30, 2009 (Unaudited) (continued)

ING SPorts International Fixed Income Fund Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	11,000	$(349)	$—	$(349)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	5,000	1,390	1,428	(38)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	29,000	8,059	7,948	111
							$9,100	$9,376	$(276)

Credit Default Swaps on Credit Indices - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Barclays Bank PLC	iTraxx Europe Series 11 Version 1 Index	Sell	1.850	06/20/14	EUR	500,000	$23,706	$19,160	$4,546
							$23,706	$19,160	$4,546

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	At 06/30/09 (%) (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	5,000	$(3,213)	$(1,589)	$(1,624)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	29,000	(18,636)	(10,052)	(8,584)
								$(21,849)	$(11,641)	$(10,208)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1)           If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 24, 2009